Transactions with related parties - Schedule of summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 831,371	R$ 753,092
Payables to related parties	(365,840)	(182,636)
Interest income of trasactions with related parties	3,356	(44,668)	R$ (1,587)
Key management personnel compensation	109,350	97,856
Key management personnel compensation, expense	110,822	54,021	31,730
Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(8,491)	(632)
Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(86,577)	(182,004)
Securities issued
Disclosure of transactions between related parties [line items]
Payables to related parties	(166,372)	0
Other liabilities
Disclosure of transactions between related parties [line items]
Payables to related parties	(104,400)	0
Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	831,371	639,230
Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	0	113,862
Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	28,723	23,957	15,702
Net revenues from services and commissions [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	18,333	0	0
Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(26,184)	(12,530)	(15,362)
Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(17,516)	(56,095)	(1,927)
Parent Company
Disclosure of transactions between related parties [line items]
Amounts receivable	2,936	4,101
Payables to related parties	(62,590)	(44,710)
Interest income of trasactions with related parties	(7,084)	(2,313)	(1,844)
Parent Company | Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(1,533)	(260)
Parent Company | Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(4,456)	(44,450)
Parent Company | Securities issued
Disclosure of transactions between related parties [line items]
Payables to related parties	(56,601)	0
Parent Company | Other liabilities
Disclosure of transactions between related parties [line items]
Payables to related parties	0	0
Parent Company | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	2,936	4,101
Parent Company | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	0	0
Parent Company | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	254	0	0
Parent Company | Net revenues from services and commissions [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	0
Parent Company | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(7,336)	(2,268)	(1,843)
Parent Company | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(2)	(45)	(1)
Total for all associates
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	3,436
Total for all associates | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	3,436
Total for all associates | Net revenues from services and commissions [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	0
Total for all associates | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	0
Total for all associates | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	0	0	0
Key management personnel
Disclosure of transactions between related parties [line items]
Amounts receivable	17,121	5,984
Payables to related parties	(24,591)	(16,179)
Interest income of trasactions with related parties	(1,464)	(25,161)	(932)
Key management personnel | Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(2,178)	(54)
Key management personnel | Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(8,309)	(16,125)
Key management personnel | Securities issued
Disclosure of transactions between related parties [line items]
Payables to related parties	(14,104)	0
Key management personnel | Other liabilities
Disclosure of transactions between related parties [line items]
Payables to related parties	0	0
Key management personnel | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	17,121	5,984
Key management personnel | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	0	0
Key management personnel | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,845	543	1,373
Key management personnel | Net revenues from services and commissions [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	204	0	0
Key management personnel | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(3,134)	(1,858)	(2,282)
Key management personnel | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(379)	(23,846)	(23)
Other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable	811,314	754,975
Payables to related parties	(278,659)	(121,747)
Interest income of trasactions with related parties	11,904	(17,194)	(2,247)
Other related parties | Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(4,780)	(318)
Other related parties | Term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(73,812)	(121,429)
Other related parties | Securities issued
Disclosure of transactions between related parties [line items]
Payables to related parties	(95,667)	0
Other related parties | Other liabilities
Disclosure of transactions between related parties [line items]
Payables to related parties	(104,400)	0
Other related parties | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	811,314	641,113
Other related parties | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	0	113,862
Other related parties | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	26,624	23,414	10,893
Other related parties | Net revenues from services and commissions [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	18,129	0	0
Other related parties | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(15,714)	(8,404)	(11,237)
Other related parties | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	R$ (17,135)	R$ (32,204)	R$ (1,903)